Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2025 $ / bbl $ / lb	Apr. 30, 2025 $ / bbl $ / lb	Oct. 31, 2024 $ / lb $ / bbl
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	1.20%	1.80%
Consumer price index, y/y %	2.00%	2.10%	2.20%
Unemployment rate, average %	6.60%	7.40%	6.70%
Bank of Canada overnight rate target, average %	3.00%	2.70%	3.30%
HPI – Housing Price Index, y/y % change	3.40%	2.00%	1.60%
USD/CAD exchange rate, average	1.44	1.39	1.34
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.70%	2.00%	2.20%
Consumer price index, y/y %	2.00%	2.20%	2.00%
Unemployment rate, average %	6.10%	6.20%	6.00%
Bank of Canada overnight rate target, average %	2.70%	2.40%	2.60%
HPI – Housing Price Index, y/y % change	2.80%	4.30%	4.20%
USD/CAD exchange rate, average	1.35	1.32	1.3
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	0.60%	1.60%
Consumer price index, y/y %	2.30%	2.90%	2.40%
Unemployment rate, average %	4.10%	5.10%	4.30%
Target federal funds rate, upper limit, average %	4.10%	4.40%	4.10%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	2.10%	2.20%
Consumer price index, y/y %	2.30%	2.40%	2.30%
Unemployment rate, average %	4.40%	4.70%	4.30%
Target federal funds rate, upper limit, average %	3.00%	3.30%	2.90%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.80%	(1.00%)	1.30%
Unemployment rate, average %	3.40%	3.40%	3.30%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	2.10%	2.10%
Unemployment rate, average %	3.90%	3.90%	3.90%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.80%	3.00%
Unemployment rate, average %	8.00%	8.00%	7.90%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	2.20%	2.20%
Unemployment rate, average %	7.00%	7.00%	6.70%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.80%	2.60%
Unemployment rate, average %	5.90%	6.00%	6.70%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.00%	3.40%
Unemployment rate, average %	5.90%	6.10%	6.20%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.70%	2.60%
Unemployment rate, average %	10.40%	10.60%	11.10%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.70%	2.70%
Unemployment rate, average %	10.10%	9.90%	10.10%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.80%	3.60%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.90%	3.80%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	66	60	73
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	67	67	69
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.5	4.03	4.99
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.17	4.99	5.29
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.00%	2.30%	3.40%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.60%	2.70%	2.40%
Alternative Scenario - Optimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.00%	2.80%
Consumer price index, y/y %	2.20%	2.10%	2.40%
Unemployment rate, average %	6.20%	6.70%	6.30%
Bank of Canada overnight rate target, average %	3.20%	2.80%	3.50%
HPI – Housing Price Index, y/y % change	4.30%	3.30%	2.40%
USD/CAD exchange rate, average	1.43	1.44	1.33
Alternative Scenario - Optimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.70%	3.10%
Consumer price index, y/y %	2.40%	2.50%	2.50%
Unemployment rate, average %	5.20%	5.30%	5.00%
Bank of Canada overnight rate target, average %	3.60%	3.30%	3.60%
HPI – Housing Price Index, y/y % change	4.10%	5.70%	5.50%
USD/CAD exchange rate, average	1.33	1.34	1.28
Alternative Scenario - Optimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	1.80%	2.30%
Consumer price index, y/y %	2.50%	2.80%	2.60%
Unemployment rate, average %	4.00%	4.20%	4.20%
Target federal funds rate, upper limit, average %	4.20%	4.10%	4.10%
Alternative Scenario - Optimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.80%	3.10%
Consumer price index, y/y %	2.60%	2.80%	2.70%
Unemployment rate, average %	4.10%	3.90%	3.90%
Target federal funds rate, upper limit, average %	3.50%	3.80%	3.40%
Alternative Scenario - Optimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.10%	2.60%
Unemployment rate, average %	3.20%	3.30%	3.00%
Alternative Scenario - Optimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.60%	2.90%
Unemployment rate, average %	3.30%	3.40%	3.10%
Alternative Scenario - Optimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.10%	4.30%	4.60%
Unemployment rate, average %	7.70%	7.70%	7.60%
Alternative Scenario - Optimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.20%	3.20%
Unemployment rate, average %	6.40%	6.40%	6.00%
Alternative Scenario - Optimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	4.00%	3.60%
Unemployment rate, average %	5.30%	5.70%	6.20%
Alternative Scenario - Optimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.10%	4.50%
Unemployment rate, average %	4.80%	5.20%	5.20%
Alternative Scenario - Optimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	3.50%	3.70%
Unemployment rate, average %	10.00%	10.30%	10.70%
Alternative Scenario - Optimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.70%	3.80%
Unemployment rate, average %	9.20%	9.10%	9.10%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	4.30%	4.20%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.70%	4.50%
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	70	67	78
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	81	79	83
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.66	4.4	5.16
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.71	5.4	5.86
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.90%	3.60%	4.30%
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.40%	3.40%	3.30%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.40%)	(1.60%)	(1.60%)
Consumer price index, y/y %	1.30%	1.30%	1.60%
Unemployment rate, average %	8.20%	8.40%	8.40%
Bank of Canada overnight rate target, average %	2.60%	2.40%	2.90%
HPI – Housing Price Index, y/y % change	(2.00%)	(2.00%)	(3.70%)
USD/CAD exchange rate, average	1.55	1.54	1.43
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.50%	2.90%
Consumer price index, y/y %	1.70%	1.80%	1.70%
Unemployment rate, average %	6.90%	6.90%	6.90%
Bank of Canada overnight rate target, average %	2.10%	2.10%	2.00%
HPI – Housing Price Index, y/y % change	3.50%	5.20%	4.80%
USD/CAD exchange rate, average	1.34	1.33	1.28
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.40%)	(1.90%)	(1.60%)
Consumer price index, y/y %	2.50%	2.80%	1.30%
Unemployment rate, average %	5.90%	6.00%	6.00%
Target federal funds rate, upper limit, average %	4.00%	4.00%	3.60%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.90%	3.00%
Consumer price index, y/y %	2.10%	2.40%	2.00%
Unemployment rate, average %	5.00%	4.80%	4.90%
Target federal funds rate, upper limit, average %	2.50%	2.80%	1.80%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.40%)	(2.40%)	(0.80%)
Unemployment rate, average %	4.30%	4.30%	4.10%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.50%	2.60%
Unemployment rate, average %	4.10%	4.10%	4.00%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	0.20%	0.10%
Unemployment rate, average %	9.60%	9.40%	9.50%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.90%	3.00%
Unemployment rate, average %	7.30%	7.20%	7.00%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.70%)	(0.20%)	1.50%
Unemployment rate, average %	7.40%	7.40%	8.10%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.70%	3.70%
Unemployment rate, average %	6.50%	6.60%	6.50%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.40%)	(0.30%)	1.40%
Unemployment rate, average %	13.00%	12.90%	13.50%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.40%	3.10%
Unemployment rate, average %	11.10%	10.80%	10.60%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.50%	1.50%	2.50%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	4.50%	4.20%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	54	53	60
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	59	60
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.04	3.9	4.5
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.04	4.87	5.13
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	0.20%	0.30%	0.60%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.30%	3.20%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.50%)	(4.40%)	(4.40%)
Consumer price index, y/y %	5.70%	5.30%	5.80%
Unemployment rate, average %	11.10%	11.10%	11.10%
Bank of Canada overnight rate target, average %	3.80%	3.50%	4.00%
HPI – Housing Price Index, y/y % change	(4.80%)	(4.50%)	(5.80%)
USD/CAD exchange rate, average	1.62	1.6	1.49
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.00%	3.40%
Consumer price index, y/y %	2.10%	2.30%	2.20%
Unemployment rate, average %	7.50%	7.40%	7.30%
Bank of Canada overnight rate target, average %	3.30%	3.20%	3.20%
HPI – Housing Price Index, y/y % change	2.80%	4.60%	4.10%
USD/CAD exchange rate, average	1.36	1.35	1.3
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.80%)	(4.00%)	(4.00%)
Consumer price index, y/y %	6.30%	6.20%	6.20%
Unemployment rate, average %	8.00%	7.90%	8.10%
Target federal funds rate, upper limit, average %	5.00%	4.90%	4.80%
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.20%	3.40%
Consumer price index, y/y %	2.50%	2.70%	2.50%
Unemployment rate, average %	5.30%	5.10%	5.20%
Target federal funds rate, upper limit, average %	3.60%	3.90%	3.40%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(5.30%)	(5.00%)	(2.90%)
Unemployment rate, average %	6.60%	6.40%	6.30%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.00%	3.20%
Unemployment rate, average %	5.00%	4.90%	4.90%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.50%)	(3.40%)	(3.60%)
Unemployment rate, average %	11.90%	11.40%	11.50%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.60%	3.80%
Unemployment rate, average %	7.70%	7.60%	7.40%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.70%)	(1.10%)	(0.50%)
Unemployment rate, average %	11.60%	11.20%	11.80%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	4.10%	4.30%
Unemployment rate, average %	7.60%	7.70%	8.00%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.50%)	(1.30%)	(0.50%)
Unemployment rate, average %	20.30%	19.60%	19.80%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.80%	3.60%
Unemployment rate, average %	13.20%	12.60%	13.00%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.40%)	(0.40%)	0.60%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.20%	4.90%	4.70%
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	47	47	53
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	56	56	58
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.78	3.68	4.32
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.91	4.76	5.02
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(2.10%)	(1.80%)	(1.50%)
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.80%	3.60%	3.50%